RIDGEWORTH FUNDS

Supplement dated June 19, 2013 to the Prospectus

dated August 1, 2012

RidgeWorth High Income Fund (A, R & I Shares)

RidgeWorth Seix High Yield Fund (A, R & I Shares)

This supplement updates information in, and should be read in conjunction with, the Prospectus.

1. The Prospectus is hereby revised to reflect the following portfolio manager change:

Mr. Brian Nold, M.D., no longer serves as a portfolio manager of the High Income Fund or the Seix High Yield Fund. He has been replaced by Mr. James FitzPatrick, CFA.

2. The paragraph under the heading “Portfolio Management” in the “Summary Section” for the High Income Fund on p. 31 of the Prospectus is deleted in its entirety and is replaced with the following:

Mr. Michael Kirkpatrick, Managing Director and Senior Portfolio Manager of Seix, has co-managed the Fund since August 2011. Mr. James FitzPatrick, CFA, Managing Director, Portfolio Manager and Head of High Yield and Bank Loan Trading of Seix, has co-managed the Fund since June 2013.

3. The paragraph under the heading “Portfolio Management” in the “Summary Section” for the Seix High Yield Fund on p. 39 of the Prospectus is deleted in its entirety and is replaced with the following:

Mr. Michael Kirkpatrick, Managing Director and Senior Portfolio Manager of Seix, has been a member of the Fund’s management team since 2007. Mr. James FitzPatrick, CFA, Managing Director, Portfolio Manager and Head of High Yield and Bank Loan Trading of Seix, has been a member of the Fund’s management team since 2013.

4. The sections titled “High Income Fund and Seix Floating Rate High Income Fund” and “Seix High Yield Fund” under “Investment Subadvisers – Seix Investment Advisors LLC” on p. 79 of the Prospectus are deleted in their entirety and replaced with the following:

High Income Fund and Seix High Yield Fund

Mr. James FitzPatrick, CFA, currently serves as Managing Director, Portfolio Manager and Head of High Yield and Bank Loan Trading of Seix. He has been associated with Seix, an affiliate or predecessor since 1997. Mr. FitzPatrick has co-managed the High Income Fund and the Seix High Yield Fund since 2013. He has more than 17 years of investment experience.

Mr. Michael Kirkpatrick currently serves as Managing Director and Senior Portfolio Manager of Seix. He has been associated with Seix, an affiliate or predecessor since 2004. Mr. Kirkpatrick has co-managed the High Income Fund since August 2011 and the Seix High Yield Fund since 2007. He has more than 22 years of investment experience.

Seix Floating Rate High Income Fund

Mr. George Goudelias currently serves as Managing Director, Senior Portfolio Manager and Head of High Yield Bank Loans and Bonds of Seix. He has been associated with Seix, an affiliate or predecessor since 2004. Mr. Goudelias has managed the Seix Floating Rate High Income Fund since its inception. He has more than 27 years of investment experience.

Mr. Vincent Flanagan currently serves as Vice President, Portfolio Manager and Senior High Yield Analyst of Seix. He has been associated with Seix, an affiliate or predecessor since 2006. Mr. Flanagan has co-managed the Seix Floating Rate High Income Fund since August 2011. He has more than 16 years of investment experience.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

RFSP – 157

RIDGEWORTH FUNDS

Supplement dated June 19, 2013 to the

Statement of Additional Information (“SAI”)

dated August 1, 2012

RidgeWorth High Income Fund (A, R & I Shares)

RidgeWorth Seix High Yield Fund (A, R & I Shares)

This supplement updates information in, and should be read in conjunction with, the SAI.

Mr. James FitzPatrick, CFA, has replaced Mr. Brian Nold, M.D., as a portfolio manager of the High Income Fund and Seix High Yield Fund.

1.	All references to, and information about, Brian Nold in the SAI are hereby deleted.

2.	The following information supplements the table appearing in the section titled “The Portfolio Managers – Management of Other Accounts” starting on page 38 of the SAI (all information is as of May 31, 2013):

	Total Assets in Accounts (in millions) ($) and Number of Accounts			Other Accounts with Performance-Based Fees
Portfolio Manager	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts	Number & Category	Total Assets (millions)
James FitzPatrick	3,103.8 / 3	548.2 / 2	3,293.4 / 27	1 SMA, 1 Hedge Fund	593.8

*	Includes the RidgeWorth Funds

3.	The following information supplements the table appearing in the section titled “The Portfolio Managers - Securities Ownership of Portfolio Managers” starting on page 40 of the SAI (all information is as of May 31, 2013):

Portfolio Manager	RidgeWorth Fund(s) Managed	Range of Securities Owned ($)
James FitzPatrick	High Income Fund Seix High Yield Fund	None None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

RFSP-158